Notes payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible notes payable
Summary Of Notes Payable
	June 30,	December 31,
	2022	2021
Paycheck Protection Program loan issued February 10, 2021	$-	$2,000,000
Notes payable issued May 19, 2021 (8% interest)	11,860,055	11,860,055
Notes payable issued December 17, 2021 (7.5% interest)	15,925,926	15,925,926
Total face value	27,785,981	29,785,981
Less: unamortized discount	(5,532,551)	(3,698,458)
Carrying value	$22,253,430	$26,087,523

	2021	2020
Paycheck Protection Program loan issued February 10, 2021	$2,000,000	$-
Notes payable issued May 19, 2021 (8% interest)	11,860,055	-
Notes payable issued December 17, 2021 (7.5% interest)	15,925,926	-
Total face value	29,785,981	-
Less: unamortized discount and debt issue cost	(3,698,458)	-
Carrying value	$26,087,523	$-

Interest Expense And Amortisation Debt Discount
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Interest Expense	$484,639	$-	$969,278	$-
Amortization of debt discount	1,568,835	-	2,052,644	-
Total	$2,053,474	$-	$3,021,922	$-